Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		22.22%	13.28%	11.38%
New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		19.60%	11.81%	9.91%
New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.12%	10.45%	9.00%
New Covenant Growth Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%
New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		2.13%	(0.04%)	1.23%
New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		0.82%	(1.09%)	0.27%
New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.25%	(0.46%)	0.53%
New Covenant Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
New Covenant Income Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.47%	0.33%	1.45%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		13.94%	8.12%	7.43%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		11.77%	6.68%	5.91%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.35%	6.06%	5.51%
New Covenant Balanced Growth Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%
New Covenant Balanced Growth Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.47%	0.33%	1.45%
New Covenant Balanced Growth Fund | Blended 60% Russell 3000 Index/40% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 60% Russell 3000 Index/40% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.94%	8.62%	8.27%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		8.82%	4.70%	4.82%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		7.17%	3.43%	3.52%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.80%	3.30%	3.40%
New Covenant Balanced Income Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%
New Covenant Balanced Income Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.47%	0.33%	1.45%
New Covenant Balanced Income Fund | Blended 35% Russell 3000 Index/65% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 35% Russell 3000 Index/65% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		9.62%	5.22%	5.48%